OTHER CURRENT ASSETS (Details Narrative) - USD ($)		1 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 20, 2021	Mar. 31, 2021	Mar. 31, 2023	Mar. 31, 2022	Mar. 31, 2023	Mar. 31, 2022	Jun. 30, 2022	Jun. 30, 2021	Oct. 04, 2022	Jun. 16, 2022
Unsecured term loan										$ 500,000
Interest Rate			0.97%		0.97%					2.00%
Note receivable, face amount										$ 500,000
Prepayments			$ 390,527		$ 390,527		$ 116,525	$ 2,424,143
Development and regulatory approval expenses			$ 299,898	$ 413,325	$ 380,363	$ 3,161,306	3,853,919	3,835,703
Research and Development Expense [Member]
Prepayments								2,600,000
Prepayments non-current assets								$ 504,000
Research and Development Expense [Member] | Glucose Biosens [Member]
Development and regulatory approval expenses							$ 2,600,000
Rand D Agreement [Member] | Life Science Biosensor Diagnostics Pty Ltd [Member]
Exercise price option		$ 5,000,000
Rand D Agreement [Member] | Biosens X North America Inc [Member] | Life Science Biosensor Diagnostics Pty Ltd [Member]
Development and regulatory approval expenses	$ 2,600,000
Equity interest percentage	50.00%
Series C Preferred Stock [Member] | Share Exchange Agreement [Member]
Business combination loan receivable									$ 504,938